[LIBERTY FUNDS LOGO]

October 29, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Liberty Funds Trust VI (the "Trust")
         Liberty Growth & Income Fund
         Liberty Small-Cap Value Fund
         Liberty Newport Asia Pacific Fund (collectively, the "Funds") Registration File Nos.: 811-6529 and 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 25 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2002.

Sincerely,

LIBERTY FUNDS TRUST VI



/s/Russell Kane
Russell Kane
Assistant Secretary


Liberty Funds Distributor, Inc.
One Financial Center, Boston MA 02111-2621